Debt - Repayments of borrowings and accrual of interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt
Beginning balance	€ 10,055	€ 114
Subscription of bank borrowings		9,979
Repayment of bank borrowings	(13)	(61)	€ (146)
Repayment of lease liabilities	(15)	(26)	(130)
Early termination of lease contracts		(9)
Capitalized interests		59
Accrued interests		0	(2)
First application of IFRS 16 Leases	130	2	37
Subscription of debt		9,979
Subscription new leases	143
Accrued interests	(51)
Ending balance	€ 10,119	€ 10,055	€ 114